Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000747546
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Parnassus Fund
Investment Objective
The Parnassus Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		PARNASSUS FUND
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.32%
Service Fees		0.08%
All remaining other expenses		0.24%
Total Annual Fund Operating Expenses		0.97%
Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Expense Reimbursement		0.97%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 0.99% of net assets for the Parnassus Fund. This limitation continues until May 1, 2012, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Fund's expenses, please see "Financial Highlights" in the prospectus.
Example

This example is intended to help you compare the cost of investing in the Parnassus Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS FUND	99	313	545	1,211

Portfolio Turnover

The Parnassus Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.8% of the average value of its portfolio.

Principal Investment Strategies

The Parnassus Fund invests in undervalued stocks. This Fund follows a "contrarian" strategy of seeking to invest in stocks that are currently out of favor with the financial community and are therefore deeply undervalued. The Fund's investment adviser (Adviser) expects that if these undervalued companies are financially strong and have good prospects for the future, they will come back into favor and increase in market value. The Parnassus Fund is a "multi-cap" fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below  $1 billion. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value as calculated by the Adviser. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.

Principal Risks

All investments involve risk, and investing in the Parnassus Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■

The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund's holdings can vary significantly from broad stock market indices.

■

This is a "multi-cap" fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■

The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■

The Adviser may be wrong in its assessment of a company's value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, "value" investing falls out of favor with investors, and during those periods the Fund's relative performance may suffer.

■

The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to "responsible investing" guidelines, which may limit the investment opportunities available to the Fund.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 26.6% (quarter ended December 31, 2008).

Below is a table comparing the performance of
the Parnassus Fund with that of the S&P 500
Index and the Lipper Multi-Cap Core Average.
Figures are average annual returns for the
one-, five- and ten-year periods ended
December 31, 2010. The table is intended to
demonstrate the risk of investing in the
Parnassus Fund by showing how the Fund's
average annual total returns, before and after
taxes, compare with a stock index and a group
of similar mutual funds, and also how the
Fund's performance varies from year to year.

Average Annual Total Returns (%) (all periods ended December 31, 2010)
Average Annual Total Returns -	One Year	Five Years	Ten Years
PARNASSUS FUND	16.71%	6.52%	2.85%
PARNASSUS FUND Return after Taxes on Distributions	16.64%	6.26%	2.24%
PARNASSUS FUND Return after Taxes on Distributions and Sales of Fund Shares	10.94%	5.56%	2.16%
PARNASSUS FUND S&P 500 Index	15.08%	2.29%	1.42%
PARNASSUS FUND Lipper Multi-Cap Core Average	15.91%	2.42%	2.91%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2011
PARNASSUS FUND | PARNASSUS FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Service Fees	rr_Component1OtherExpensesOverAssets	0.08%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	545
10 Years	rr_ExpenseExampleYear10	1,211
Annual Return 2001	rr_AnnualReturn2001	7.84%
Annual Return 2002	rr_AnnualReturn2002	(28.05%)
Annual Return 2003	rr_AnnualReturn2003	16.83%
Annual Return 2004	rr_AnnualReturn2004	3.89%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	14.36%
Annual Return 2007	rr_AnnualReturn2007	5.43%
Annual Return 2008	rr_AnnualReturn2008	(34.12%)
Annual Return 2009	rr_AnnualReturn2009	47.94%
Annual Return 2010	rr_AnnualReturn2010	16.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.60%)
One Year	rr_AverageAnnualReturnYear01	16.71%
Five Years	rr_AverageAnnualReturnYear05	6.52%
Ten Years	rr_AverageAnnualReturnYear10	2.85%
PARNASSUS FUND | PARNASSUS FUND | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.64%
Five Years	rr_AverageAnnualReturnYear05	6.26%
Ten Years	rr_AverageAnnualReturnYear10	2.24%
PARNASSUS FUND | PARNASSUS FUND | Return after Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.94%
Five Years	rr_AverageAnnualReturnYear05	5.56%
Ten Years	rr_AverageAnnualReturnYear10	2.16%
PARNASSUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Fund's expenses, please see "Financial Highlights" in the prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Parnassus Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Parnassus Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Parnassus Fund invests in undervalued stocks. This Fund follows a "contrarian" strategy of seeking to invest in stocks that are currently out of favor with the financial community and are therefore deeply undervalued. The Fund's investment adviser (Adviser) expects that if these undervalued companies are financially strong and have good prospects for the future, they will come back into favor and increase in market value. The Parnassus Fund is a "multi-cap" fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below  $1 billion. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value as calculated by the Adviser. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk, and investing in the Parnassus Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■

The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund's holdings can vary significantly from broad stock market indices.

■

This is a "multi-cap" fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■

The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■

The Adviser may be wrong in its assessment of a company's value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, "value" investing falls out of favor with investors, and during those periods the Fund's relative performance may suffer.

■

The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to "responsible investing" guidelines, which may limit the investment opportunities available to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 26.6% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Below is a table comparing the performance of
the Parnassus Fund with that of the S&P 500
Index and the Lipper Multi-Cap Core Average.
Figures are average annual returns for the
one-, five- and ten-year periods ended
December 31, 2010. The table is intended to
demonstrate the risk of investing in the
Parnassus Fund by showing how the Fund's
average annual total returns, before and after
taxes, compare with a stock index and a group
of similar mutual funds, and also how the
Fund's performance varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PARNASSUS FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
PARNASSUS FUND | Lipper Multi-Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.91%
Five Years	rr_AverageAnnualReturnYear05	2.42%
Ten Years	rr_AverageAnnualReturnYear10	2.91%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 0.99% of net assets for the Parnassus Fund. This limitation continues until May 1, 2012, and may be continued indefinitely by the investment adviser on a year-to-year basis.

Parnassus Mid-Cap Fund
Investment Objective
The Parnassus Mid-Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Mid-Cap Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		PARNASSUS MID-CAP FUND
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.61%
Service Fees		0.13%
All remaining other expenses		0.48%
Total Annual Fund Operating Expenses		1.46%
Expense Reimbursement	[1]	0.26%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.20%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Mid-Cap Fund. This limitation continues until May 1, 2012, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Mid-Cap Fund's expenses, please see "Financial Highlights" in the prospectus.
Example

This example is intended to help you compare the cost of investing in the Parnassus Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS MID-CAP FUND	122	436	773	1,724

Portfolio Turnover

The Parnassus Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.2% of the average value of its portfolio.

Principal Investment Strategies

The Parnassus Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations between  $3 billion and  $20 billion at the time of initial purchase. These companies must, in the opinion of the Fund's investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. These companies must have well-established businesses. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value as calculated by the Adviser. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.

Principal Risks

All investments involve risk, and investing in the Parnassus Mid-Cap Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■

The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the United States and abroad. The Fund's holdings can vary significantly from broad stock market indices.

■

The Fund invests primarily in mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs.

■

The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■

The Adviser may be wrong in its assessment of a company's value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, "value" investing falls out of favor with investors, and during those periods the Fund's relative performance may suffer.

■

The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to "responsible investing" guidelines, which may limit the investment opportunities available to the Fund.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 18.3% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 22.0% (quarter ending December 31, 2008).

Below is a table comparing the performance of the
Parnassus Mid-Cap Fund with that of the Russell
Midcap Index and the Lipper Multi-Cap Core Average.
Figures are average annual returns for one- and five-year
periods ended December 31, 2010 and since inception
(April 29, 2005). The table is intended to demonstrate
the risk of investing in the Fund by showing how the
Fund's average annual total returns, before and after
taxes, compare with a stock index and a group of similar
mutual funds, and also how the Fund's performance
varies from year to year.

Average Annual Total Returns (%) (all periods ended December 31, 2010)
Average Annual Total Returns -	One Year	Five Years	Since Inception
PARNASSUS MID-CAP FUND	18.70%	6.13%	5.98%
PARNASSUS MID-CAP FUND Return after Taxes on Distributions	17.70%	5.64%	5.46%
PARNASSUS MID-CAP FUND Return after Taxes on Distributions and Sales of Fund Shares	13.40%	5.13%	4.97%
PARNASSUS MID-CAP FUND Russell Mid-Cap index	25.48%	4.66%	6.97%
PARNASSUS MID-CAP FUND Lipper Multi-Cap Core Average	15.91%	2.42%	4.34%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2011
PARNASSUS MID-CAP FUND | PARNASSUS MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Service Fees	rr_Component1OtherExpensesOverAssets	0.13%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Annual Return 2006	rr_AnnualReturn2006	15.78%
Annual Return 2007	rr_AnnualReturn2007	1.81%
Annual Return 2008	rr_AnnualReturn2008	(29.38%)
Annual Return 2009	rr_AnnualReturn2009	36.26%
Annual Return 2010	rr_AnnualReturn2010	18.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
One Year	rr_AverageAnnualReturnYear01	18.70%
Five Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
PARNASSUS MID-CAP FUND | PARNASSUS MID-CAP FUND | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.70%
Five Years	rr_AverageAnnualReturnYear05	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
PARNASSUS MID-CAP FUND | PARNASSUS MID-CAP FUND | Return after Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.40%
Five Years	rr_AverageAnnualReturnYear05	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
PARNASSUS MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Mid-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Mid-Cap Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Mid-Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Parnassus Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.20%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Mid-Cap Fund's expenses, please see "Financial Highlights" in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Parnassus Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Parnassus Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations between  $3 billion and  $20 billion at the time of initial purchase. These companies must, in the opinion of the Fund's investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. These companies must have well-established businesses. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value as calculated by the Adviser. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk, and investing in the Parnassus Mid-Cap Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■

The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the United States and abroad. The Fund's holdings can vary significantly from broad stock market indices.

■

The Fund invests primarily in mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs.

■

The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■

The Adviser may be wrong in its assessment of a company's value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, "value" investing falls out of favor with investors, and during those periods the Fund's relative performance may suffer.

■

The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to "responsible investing" guidelines, which may limit the investment opportunities available to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 18.3% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 22.0% (quarter ending December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Below is a table comparing the performance of the
Parnassus Mid-Cap Fund with that of the Russell
Midcap Index and the Lipper Multi-Cap Core Average.
Figures are average annual returns for one- and five-year
periods ended December 31, 2010 and since inception
(April 29, 2005). The table is intended to demonstrate
the risk of investing in the Fund by showing how the
Fund's average annual total returns, before and after
taxes, compare with a stock index and a group of similar
mutual funds, and also how the Fund's performance
varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PARNASSUS MID-CAP FUND | Russell Mid-Cap index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.48%
Five Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
PARNASSUS MID-CAP FUND | Lipper Multi-Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.91%
Five Years	rr_AverageAnnualReturnYear05	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Mid-Cap Fund. This limitation continues until May 1, 2012, and may be continued indefinitely by the investment adviser on a year-to-year basis.

Parnassus Small-Cap Fund
Investment Objective
The Parnassus Small-Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Small-Cap Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		PARNASSUS SMALL-CAP FUND
Management Fees		0.93%
Distribution (12b-1) Fees		none
Other Expenses		0.37%
Service Fees		0.17%
All remaining other expenses		0.20%
Total Annual Fund Operating Expenses		1.30%
Expense Reimbursement	[1]	0.10%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.20%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Small-Cap Fund. This limitation continues until May 1, 2012, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Small-Cap Fund's expenses, please see "Financial Highlights" in the prospectus.
Example

This example is intended to help you compare the cost of investing in the Parnassus Small-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS SMALL-CAP FUND	122	402	703	1,559

Portfolio Turnover

The Parnassus Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.3% of the average value of its portfolio.

Principal Investment Strategies

The Parnassus Small-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations under  $3 billion at the time of initial purchase. These companies must, in the opinion of the Fund's investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. Small-cap companies might be less stable and have less established businesses than mid-cap or large-cap companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value as calculated by the Adviser. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.

Principal Risks

All investments involve risk, and investing in the Parnassus Small-Cap Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■

The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund's holdings can vary significantly from broad stock market indices.

■

The Fund invests primarily in small-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■

The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■

The Adviser may be wrong in its assessment of a company's value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, "value" investing falls out of favor with investors, and during those periods the Fund's relative performance may suffer.

■

The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to "responsible investing" guidelines, which may limit the investment opportunities available to the Fund.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 23.2% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 27.7% (quarter ending December 31, 2008).

Below is a table comparing the performance of the
Parnassus Small-Cap Fund with that of the Russell 2000
Index and the Lipper Small-Cap Core Average. Figures
are average annual returns for one- and five-year periods
ended December 31, 2010 and since inception
(April 29, 2005). The table is intended to demonstrate
the risk of investing in the Fund by showing how the
Fund's average annual total returns, before and after
taxes, compare with a stock index and a group of similar
mutual funds, and also how the Fund's performance
varies from year to year.

Average Annual Total Returns (%) (all periods ended December 31, 2010)
Average Annual Total Returns -	One Year	Five Years	Since Inception
PARNASSUS SMALL-CAP FUND	37.37%	10.85%	10.94%
PARNASSUS SMALL-CAP FUND Return after Taxes on Distributions	36.81%	10.33%	10.31%
PARNASSUS SMALL-CAP FUND Return after Taxes on Distributions and Sales of Fund Shares	25.01%	9.21%	9.23%
PARNASSUS SMALL-CAP FUND Russell 2000 Index	26.85%	4.47%	6.88%
PARNASSUS SMALL-CAP FUND Lipper Small-Cap Core Average	25.23%	4.08%	6.50%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2011
PARNASSUS SMALL-CAP FUND | PARNASSUS SMALL-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Service Fees	rr_Component1OtherExpensesOverAssets	0.17%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	703
10 Years	rr_ExpenseExampleYear10	1,559
Annual Return 2006	rr_AnnualReturn2006	18.78%
Annual Return 2007	rr_AnnualReturn2007	(3.92%)
Annual Return 2008	rr_AnnualReturn2008	(25.08%)
Annual Return 2009	rr_AnnualReturn2009	42.50%
Annual Return 2010	rr_AnnualReturn2010	37.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowerst Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.70%)
One Year	rr_AverageAnnualReturnYear01	37.37%
Five Years	rr_AverageAnnualReturnYear05	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
PARNASSUS SMALL-CAP FUND | PARNASSUS SMALL-CAP FUND | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.81%
Five Years	rr_AverageAnnualReturnYear05	10.33%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
PARNASSUS SMALL-CAP FUND | PARNASSUS SMALL-CAP FUND | Return after Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.01%
Five Years	rr_AverageAnnualReturnYear05	9.21%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
PARNASSUS SMALL-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Small-Cap Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Small-Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Parnassus Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.30%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Small-Cap Fund's expenses, please see "Financial Highlights" in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Parnassus Small-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Parnassus Small-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations under  $3 billion at the time of initial purchase. These companies must, in the opinion of the Fund's investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. Small-cap companies might be less stable and have less established businesses than mid-cap or large-cap companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value as calculated by the Adviser. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk, and investing in the Parnassus Small-Cap Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■

The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund's holdings can vary significantly from broad stock market indices.

■

The Fund invests primarily in small-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■

The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■

The Adviser may be wrong in its assessment of a company's value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, "value" investing falls out of favor with investors, and during those periods the Fund's relative performance may suffer.

■

The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to "responsible investing" guidelines, which may limit the investment opportunities available to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 23.2% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 27.7% (quarter ending December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Below is a table comparing the performance of the
Parnassus Small-Cap Fund with that of the Russell 2000
Index and the Lipper Small-Cap Core Average. Figures
are average annual returns for one- and five-year periods
ended December 31, 2010 and since inception
(April 29, 2005). The table is intended to demonstrate
the risk of investing in the Fund by showing how the
Fund's average annual total returns, before and after
taxes, compare with a stock index and a group of similar
mutual funds, and also how the Fund's performance
varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PARNASSUS SMALL-CAP FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
PARNASSUS SMALL-CAP FUND | Lipper Small-Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.23%
Five Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Small-Cap Fund. This limitation continues until May 1, 2012, and may be continued indefinitely by the investment adviser on a year-to-year basis.

Parnassus Workplace Fund
Investment Objective
The Parnassus Workplace Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Workplace Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		PARNASSUS WORKPLACE FUND
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.40%
Service Fees		0.18%
All remaining other expenses		0.22%
Total Annual Fund Operating Expenses		1.25%
Expense Reimbursement	[1]	0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.20%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Workplace Fund. This limitation continues until May 1, 2012, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Workplace Fund's expenses, please see Financial Highlights in the prospectus.
Example

This example is intended to help you compare the cost of investing in the Parnassus Workplace Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS WORKPLACE FUND	122	392	682	1,507

Portfolio Turnover

The Parnassus Workplace Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.9% of the average value of its whole portfolio.

Principal Investment Strategies

The Parnassus Workplace Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in companies believed by the Fund's investment adviser (Adviser) to provide good workplaces for their employees. These companies must, in the Adviser's opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Workplace Fund is a "multi-cap" fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below  $1 billion. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value as calculated by the Adviser. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.

Principal Risks

All investments involve risk, and investing in the Parnassus Workplace Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■

The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund's holdings can vary significantly from broad stock market indices.

■

This is a "multi-cap" fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■

The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■

The Adviser may be wrong in its assessment of a company's value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, "value" investing falls out of favor with investors, and during those periods the Fund's relative performance may suffer.

■

The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to "responsible investing" guidelines, which may limit the investment opportunities available to the Fund.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 26.7% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 24.4% (quarter ended December 31, 2008).

Below is a table comparing the performance of the
Parnassus Workplace Fund with that of the S&P 500
Index and the Lipper Large-Cap Core Average. Figures
are average annual returns for the one- and five-year
periods ended December 31, 2010 and since inception
(April 29, 2005). The table is intended to demonstrate
the risk of investing in the Fund by showing how the
Fund's average annual total returns, before and after
taxes, compare with a stock index and a group of similar
mutual funds, and also how the Fund's performance
varies from year to year.

Average Annual Total Returns (%) (all periods ended December 31, 2010)
Average Annual Total Returns -	One Year	Five Years	Since Inception
PARNASSUS WORKPLACE FUND	12.96%	9.25%	8.79%
PARNASSUS WORKPLACE FUND Return after Taxes on Distributions	12.05%	8.58%	8.17%
PARNASSUS WORKPLACE FUND Return after Taxes on Distributions and Sales of Fund Shares	9.60%	7.79%	7.42%
PARNASSUS WORKPLACE FUND S&P 500 Index	15.08%	2.29%	3.63%
PARNASSUS WORKPLACE FUND Lipper Large-Cap Core Average	12.94%	1.93%	3.49%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2011
PARNASSUS WORKPLACE FUND | PARNASSUS WORKPLACE FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Service Fees	rr_Component1OtherExpensesOverAssets	0.18%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	682
10 Years	rr_ExpenseExampleYear10	1,507
Annual Return 2006	rr_AnnualReturn2006	14.84%
Annual Return 2007	rr_AnnualReturn2007	5.64%
Annual Return 2008	rr_AnnualReturn2008	(29.94%)
Annual Return 2009	rr_AnnualReturn2009	62.13%
Annual Return 2010	rr_AnnualReturn2010	12.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
One Year	rr_AverageAnnualReturnYear01	12.96%
Five Years	rr_AverageAnnualReturnYear05	9.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
PARNASSUS WORKPLACE FUND | PARNASSUS WORKPLACE FUND | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.05%
Five Years	rr_AverageAnnualReturnYear05	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
PARNASSUS WORKPLACE FUND | PARNASSUS WORKPLACE FUND | Return after Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.60%
Five Years	rr_AverageAnnualReturnYear05	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
PARNASSUS WORKPLACE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Workplace Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Workplace Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Workplace Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Parnassus Workplace Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.9% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.90%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Workplace Fund's expenses, please see Financial Highlights in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Parnassus Workplace Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Parnassus Workplace Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in companies believed by the Fund's investment adviser (Adviser) to provide good workplaces for their employees. These companies must, in the Adviser's opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Workplace Fund is a "multi-cap" fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below  $1 billion. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value as calculated by the Adviser. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk, and investing in the Parnassus Workplace Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■

The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund's holdings can vary significantly from broad stock market indices.

■

This is a "multi-cap" fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■

The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■

The Adviser may be wrong in its assessment of a company's value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, "value" investing falls out of favor with investors, and during those periods the Fund's relative performance may suffer.

■

The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to "responsible investing" guidelines, which may limit the investment opportunities available to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund's performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 26.7% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 24.4% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Below is a table comparing the performance of the
Parnassus Workplace Fund with that of the S&P 500
Index and the Lipper Large-Cap Core Average. Figures
are average annual returns for the one- and five-year
periods ended December 31, 2010 and since inception
(April 29, 2005). The table is intended to demonstrate
the risk of investing in the Fund by showing how the
Fund's average annual total returns, before and after
taxes, compare with a stock index and a group of similar
mutual funds, and also how the Fund's performance
varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PARNASSUS WORKPLACE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
PARNASSUS WORKPLACE FUND | Lipper Large-Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.94%
Five Years	rr_AverageAnnualReturnYear05	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Workplace Fund. This limitation continues until May 1, 2012, and may be continued indefinitely by the investment adviser on a year-to-year basis.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011